CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,821,471)	$ (2,392,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,890	10,096
Amortization of debt discount	(0)	24,821
Provision for credit losses	112,727	0
Change in estimate for settlement realization rate	0	1,650,474
Conversion and note issuance cost	1,500	1,000
Loss on disposal of assets	12,593	0
Interest included in line of credit	4,292,471	1,953,667
Gain on settlement of forgiveness of debt	0	(78,834)
Share issuance for compensation to directors and officers	28,688	288,600
Share issuance for service rendered	110,000	11,625
(Increase) decrease in:
Accounts receivable	(4,878,236)	(3,143,440)
Right of use – assets	209,105	(176,327)
Prepaids and other current assets	(17,399)	(27,098)
Increase (decrease) in:
Accounts payable and accrued expense	287,188	(691,072)
Accrued officers’ compensation	169,634	119,999
Accrued interest	228,157	218,174
Right of use – liabilities	(203,147)	187,734
Net cash used in operating activities	(2,463,300)	(2,043,238)
Net cash provided by discontinued operations – operating	0	111,312
FINANCING ACTIVITIES
Payments to director	0	(120,997)
Repayment of SBA loans	(6,579)	(4,545)
Net proceeds from line of credit	1,788,727	3,395,204
Payment on convertible notes	0	(105,079)
Payment on note payable	(225,000)	(50,000)
Payment of dividends on preferred stock	(50,000)	(100,000)
Net cash provided by financing activities	1,507,148	3,014,583
NET (DECREASE) INCREASE IN CASH	(956,152)	1,082,657
CASH, BEGINNING OF PERIOD	1,188,185	866,943
CASH, END OF PERIOD	232,033	1,949,600
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest	8,067	126,732
NON-CASH INVESTING AND FINANCING ACTIVITIES*:
Common stock issued upon conversion of notes payable	145,871	1,680
Common stock issued upon conversion of preferred stock	4,423	14,158
Series Y preferred stock issued in exchange of convertible notes payable	0	3,755,632
Promissory note payable issued in settlement agreement	0	535,000
Dividends on preferred stock, including accrued dividends on preferred stock	$ 810,688	$ 592,202